Cambria Global Asset Allocation ETF
Schedule of Investments January 31, 2025 (Unaudited)

Sector Weightings
Exchange Traded Funds	100.0%
100.0%

Percentages are stated as a percent of total investments, excluding short-term investments and investments purchased with proceeds from securities lending.
EXCHANGE TRADED FUNDS - 99.0%	Shares	Value
Alpha Architect 1-3 Month Box ETF	4,790	$530,588
Alpha Architect International Quantitative Momentum ETF	38,548	1,079,344
Alpha Architect US Quantitative Momentum ETF	43,815	2,976,353
Cambria Emerging Shareholder Yield ETF (a)	155,448	4,902,830
Cambria Foreign Shareholder Yield ETF (a)	94,445	2,414,959
Cambria Global Real Estate ETF (a)	148,256	3,716,882
Cambria Global Value ETF (a)	144,421	3,188,108
Cambria LargeCap Shareholder Yield ETF (a)(b)	42,486	1,127,141
Cambria Micro and SmallCap Shareholder Yield ETF (a)	43,817	1,163,372
Cambria Shareholder Yield ETF (a)(b)	30,986	2,181,104
Cambria Tactical Yield ETF (a)	122,754	3,109,973
Cambria Value and Momentum ETF (a)	80,079	2,437,685
Graniteshares Gold Trust (b)(c)	86,983	2,405,080
J.P. Morgan USD Emerging Markets Sovereign Bond ETF	40,399	1,559,401
Schwab US TIPS ETF	53,926	1,410,165
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No K-1 ETF	120,903	3,255,918
SPDR FTSE International Government Inflation-Protected Bond ETF	32,413	1,183,399
VanEck Bitcoin Trust (c)	2,072	237,907
VanEck Emerging Markets High Yield Bond ETF (b)	109,194	2,160,949
VanEck Gold Miners ETF	16,165	629,788
VanEck International High Yield Bond ETF (b)(d)	50,573	1,049,895
VanEck J.P. Morgan EM Local Currency Bond ETF	63,028	1,484,940
Vanguard Intermediate-Term Corporate Bond ETF (b)	19,435	1,570,348
Vanguard Intermediate-Term Treasury ETF	17,441	1,017,333
Vanguard Long-Term Treasury ETF	17,110	952,514
Vanguard Short-Term Corporate Bond ETF	13,710	1,075,824
Vanguard Total Bond Market ETF	28,177	2,038,324
Vanguard Total International Bond ETF	51,706	2,542,384
TOTAL EXCHANGE TRADED FUNDS (Cost $51,806,580)		53,402,508

SHORT-TERM INVESTMENTS - 14.1%
Investments Purchased with Proceeds from Securities Lending - 12.7%
First American Government Obligations Fund - Class X, 4.32% (e)	6,869,391	6,869,391

Money Market Funds - 1.4%
First American Treasury Obligations Fund - Class X, 4.31% (e)	735,910	735,910
TOTAL SHORT-TERM INVESTMENTS (Cost $7,605,301)		7,605,301

TOTAL INVESTMENTS - 113.1% (Cost $59,411,881)		61,007,809
Liabilities in Excess of Other Assets - (13.1)%		(7,044,416)
TOTAL NET ASSETS - 100.0%		$53,963,393
two		–%
Percentages are stated as a percent of net assets.		–%

EM – Emerging Markets FTSE – Financial Times Stock Exchange SPDR – Standard & Poor’s Depositary Receipt TIPS – Treasury Inflation-Protected Security

(a)	Affiliated security as defined by the Investment Company Act of 1940.
(b)	All or a portion of this security is on loan as of January 31, 2025. The total market value of these securities was $6,704,625 which represented 12.4% of net assets.
(c) (d)	Non-income producing security. Affiliated investment due to the Fund holding more than 5% of the outstanding shares.
(e)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.

Summary of Fair Value Disclosure as of January 31, 2025 (Unaudited)

Cambria Global Asset Allocation ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$53,402,508	$–	$–	$53,402,508
Investments Purchased with Proceeds from Securities Lending	6,869,391	–	–	6,869,391
Money Market Funds	735,910	–	–	735,910
Total Investments	$61,007,809	$–	$–	$61,007,809

Refer to the Schedule of Investments for further disaggregation of investment categories.

Transactions with affiliated companies during the period ended January 31, 2025, are as follows:

Security Name	Market Value as of April 30, 2024	Purchases	Purchases In-Kind	Sales	Sales In-Kind	Market Value as of January 31, 2025	Share Balance as of January 31, 2025	Dividends	Change in Unrealized Gain (Loss)	Realized Gain/Loss
Cambria Emerging Shareholder Yield ETF	$5,466,382	$-	$283,273	$-	$(421,822)	$4,902,830	155,448	$224,626	$(479,928)	$54,925
Cambria Foreign Shareholder Yield ETF	2,599,520	-	138,369	-	(205,896)	2,414,959	94,445	109,986	(130,266)	13,232
Cambria Global Real Estate ETF	3,609,995	-	216,163	-	(316,445)	3,716,882	148,256	221,749	177,918	29,251
Cambria Global Value ETF	3,201,069	-	168,215	-	(252,371)	3,188,108	144,421	143,877	57,885	13,310
Cambria LargeCap Shareholder Yield ETF	-	1,102,631	59,995	-	(93,790)	1,127,141	42,486	8,034	51,545	6,760
Cambria Micro and SmallCap Shareholder Yield ETF	1,146,274	-	61,260	-	(95,538)	1,163,372	43,817	31,077	45,313	6,063
Cambria Shareholder Yield ETF	3,522,059	-	116,628	(1,343,950)	(182,558)	2,181,104	30,986	36,428	(453,965)	522,890
Cambria Tactical Yield ETF	3,187,075	-	168,590	-	(251,013)	3,109,973	122,754	117,892	3,780	1,541
Cambria Value and Momentum ETF	2,360,728	-	124,496	-	(196,232)	2,437,685	80,079	15,642	54,291	94,402
VanEck International High Yield Bond ETF	1,050,186	-	58,342	-	(86,454)	1,049,895	50,573	40,802	24,135	3,686
	$26,143,288	$1,102,631	$1,395,331	$(1,343,950)	$(2,102,119)	$25,291,949	913,265	$950,113	$(649,292)	$746,060